Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                                    June 6, 2014

VIA EDGAR
----------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

           Re:    AllianceBernstein Discovery Growth Fund, Inc.
                  (File Nos. 2-10768 and 811-00204)
                  ---------------------------------------------


Ladies and Gentlemen:

      On behalf of AllianceBernstein Discovery Growth Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on June 2, 2014.

      Please call me at the above-referenced number if you have any questions regarding the attached.


                                                  Sincerely,



                                                  /s/ Joanne A. Skerrett
                                                  -----------------------
                                                       Joanne A. Skerrett